UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (98.1%)[1]
Communication Services (14.2%)
*	Alphabet Inc. Class C	480,659	497,775
*	Netflix Inc.	1,339,897	358,637
*	Facebook Inc. Class A	2,456,540	322,028
*	Alphabet Inc. Class A	273,931	286,247
	Tencent Holdings Ltd.	4,983,634	199,763
	Activision Blizzard Inc.	2,389,583	111,283
*	Twitter Inc.	744,754	21,404
*	Spotify Technology SA	179,957	20,425
^	Match Group Inc.	466,949	19,971
	Tencent Holdings Ltd. ADR	463,201	18,283
*	TripAdvisor Inc.	329,018	17,747
	Walt Disney Co.	148,513	16,284
*,^	Sirius XM Holdings Inc.	2,069,970	11,820
*,^	Eventbrite Inc. Class A	346,249	9,629
*	Charter Communications Inc. Class A	24,695	7,037
*	Liberty Global plc	188,540	3,891
*	T-Mobile US Inc.	27,520	1,751
			1,923,975
Consumer Discretionary (18.7%)
*	Amazon.com Inc.	596,672	896,183
*,^	Tesla Inc.	882,970	293,852
	Home Depot Inc.	1,373,773	236,042
*	Alibaba Group Holding Ltd. ADR	1,603,864	219,842
	McDonald’s Corp.	485,739	86,253
	Kering SA	174,225	81,619
	Marriott International Inc. Class A	731,694	79,433
*	GrubHub Inc.	981,042	75,354
*	Wayfair Inc.	812,629	73,202
*	O’Reilly Automotive Inc.	152,953	52,666
	NIKE Inc. Class B	589,112	43,677
*	Booking Holdings Inc.	24,932	42,943
	Ross Stores Inc.	496,882	41,341
	Hilton Worldwide Holdings Inc.	573,888	41,205
	Starbucks Corp.	605,541	38,997
*	Under Armour Inc. Class A	1,373,880	24,276
*	Chegg Inc.	805,436	22,890
*	Lululemon Athletica Inc.	167,177	20,330
*	Chipotle Mexican Grill Inc. Class A	43,882	18,948
*	Under Armour Inc.	1,079,124	17,449
	Advance Auto Parts Inc.	110,114	17,339
	Nordstrom Inc.	358,104	16,691
*	Urban Outfitters Inc.	484,271	16,078
*	Burlington Stores Inc.	96,819	15,750
	TJX Cos. Inc.	337,805	15,113
*,^	Stitch Fix Inc. Class A	861,528	14,723
	Yum! Brands Inc.	139,551	12,827
	Lear Corp.	59,984	7,370
	PulteGroup Inc.	212,987	5,536

	Lowe’s Cos. Inc.	19,986	1,846
			2,529,775
Consumer Staples (4.0%)
	Costco Wholesale Corp.	897,080	182,744
	Estee Lauder Cos. Inc. Class A	846,086	110,076
	PepsiCo Inc.	508,226	56,149
*	Monster Beverage Corp.	1,136,968	55,961
	Constellation Brands Inc. Class A	294,912	47,428
	Coca-Cola Co.	434,752	20,585
*	Herbalife Nutrition Ltd.	320,147	18,873
	McCormick & Co. Inc.	119,018	16,572
	Lamb Weston Holdings Inc.	209,947	15,444
	Sysco Corp.	143,048	8,963
	Altria Group Inc.	158,710	7,839
			540,634
Energy (0.2%)
	Occidental Petroleum Corp.	237,753	14,594
	HollyFrontier Corp.	158,120	8,083
	ConocoPhillips	114,710	7,152
	Pioneer Natural Resources Co.	11,703	1,539
			31,368
Financials (6.1%)
	S&P Global Inc.	588,577	100,023
	MarketAxess Holdings Inc.	377,571	79,785
	JPMorgan Chase & Co.	769,989	75,166
	Progressive Corp.	1,082,010	65,278
	Goldman Sachs Group Inc.	366,343	61,198
*	Markel Corp.	56,708	58,866
*	First Republic Bank	602,578	52,364
	MSCI Inc. Class A	322,941	47,611
	TD Ameritrade Holding Corp.	947,493	46,389
	Morgan Stanley	950,511	37,688
	Intercontinental Exchange Inc.	485,291	36,557
	Marsh & McLennan Cos. Inc.	382,243	30,484
*	Berkshire Hathaway Inc. Class B	139,062	28,394
	Interactive Brokers Group Inc.	516,628	28,234
	E*TRADE Financial Corp.	403,612	17,710
	Discover Financial Services	181,747	10,719
	Comerica Inc.	126,151	8,665
	Aon plc	58,154	8,453
*	OneMain Holdings Inc.	283,785	6,893
	Virtu Financial Inc. Class A	205,302	5,289
	Voya Financial Inc.	127,635	5,123
	LPL Financial Holdings Inc.	81,857	5,000
*	Credit Acceptance Corp.	8,633	3,296
	Santander Consumer USA Holdings Inc.	156,057	2,745
	Morningstar Inc.	9,344	1,026
			822,956
Health Care (13.4%)
*	Illumina Inc.	824,539	247,304
	AstraZeneca plc ADR	3,491,497	132,607
*	Vertex Pharmaceuticals Inc.	736,259	122,005
	Merck & Co. Inc.	1,542,403	117,855
*	BioMarin Pharmaceutical Inc.	1,297,464	110,479
	UnitedHealth Group Inc.	438,851	109,327
*	ABIOMED Inc.	312,014	101,417

*	Edwards Lifesciences Corp.	634,463	97,181
*	Alexion Pharmaceuticals Inc.	826,220	80,441
*	Intuitive Surgical Inc.	158,202	75,766
*	Centene Corp.	536,277	61,833
	AbbVie Inc.	461,017	42,501
*	DexCom Inc.	315,174	37,758
	Eli Lilly & Co.	320,359	37,072
	Johnson & Johnson	256,703	33,127
	Thermo Fisher Scientific Inc.	147,113	32,922
	Bristol-Myers Squibb Co.	582,321	30,269
*	Novocure Ltd.	769,354	25,758
*	Glaukos Corp.	434,419	24,401
	HCA Healthcare Inc.	191,653	23,851
*	Alnylam Pharmaceuticals Inc.	308,334	22,481
*	Penumbra Inc.	176,760	21,600
*	Cigna Corp.	111,148	21,109
*	Veeva Systems Inc. Class A	229,319	20,483
*,^	Denali Therapeutics Inc.	896,086	18,513
*	Biogen Inc.	61,245	18,430
	McKesson Corp.	156,492	17,288
	Danaher Corp.	147,022	15,161
*	Celgene Corp.	208,101	13,337
*	Ionis Pharmaceuticals Inc.	241,336	13,047
	Amgen Inc.	66,164	12,880
*	PRA Health Sciences Inc.	135,946	12,502
*	Agios Pharmaceuticals Inc.	237,192	10,937
	Humana Inc.	37,125	10,636
*	IQVIA Holdings Inc.	89,034	10,343
*	Varian Medical Systems Inc.	54,839	6,214
*	Neurocrine Biosciences Inc.	79,547	5,680
	Encompass Health Corp.	58,046	3,581
*	Elanco Animal Health Inc.	105,187	3,317
	Baxter International Inc.	34,357	2,261
			1,803,674
Industrials (7.6%)
	Boeing Co.	758,643	244,662
	Union Pacific Corp.	475,292	65,700
	Lockheed Martin Corp.	233,853	61,232
	TransUnion	874,418	49,667
*	IHS Markit Ltd.	916,912	43,984
	Watsco Inc.	253,859	35,322
	Safran SA	286,481	34,359
	Honeywell International Inc.	257,124	33,971
	Equifax Inc.	350,747	32,665
*	CoStar Group Inc.	92,821	31,312
	Northrop Grumman Corp.	124,196	30,416
	AMETEK Inc.	379,600	25,699
	Caterpillar Inc.	186,680	23,721
	Fortive Corp.	342,407	23,167
	WW Grainger Inc.	71,827	20,281
	Expeditors International of Washington Inc.	289,542	19,715
	Wabtec Corp.	279,913	19,664
	CSX Corp.	308,965	19,196
	HEICO Corp. Class A	302,279	19,044
	Robert Half International Inc.	331,883	18,984
	Delta Air Lines Inc.	365,161	18,222
	Allison Transmission Holdings Inc.	407,042	17,873

*	HD Supply Holdings Inc.	465,058	17,449
	Textron Inc.	354,581	16,307
*	NOW Inc.	1,214,824	14,141
*	Teledyne Technologies Inc.	57,197	11,844
	Armstrong World Industries Inc.	199,209	11,596
	Fortune Brands Home & Security Inc.	296,897	11,279
*	Copart Inc.	214,936	10,270
	Old Dominion Freight Line Inc.	76,834	9,488
	Lennox International Inc.	33,355	7,300
	Canadian National Railway Co. (New York Shares)	97,149	7,200
	Raytheon Co.	44,442	6,815
	3M Co.	32,157	6,127
	IDEX Corp.	28,443	3,591
	HEICO Corp.	45,409	3,518
*	XPO Logistics Inc.	61,626	3,515
*	Verisk Analytics Inc. Class A	12,109	1,320
	United Parcel Service Inc. Class B	13,410	1,308
			1,031,924
Information Technology (31.0%)
	Microsoft Corp.	6,907,960	701,641
	Apple Inc.	3,343,822	527,454
	Mastercard Inc. Class A	2,239,541	422,489
	Visa Inc. Class A	2,428,631	320,434
*	salesforce.com Inc.	2,195,901	300,773
*	Adobe Inc.	1,215,209	274,929
*	Workday Inc. Class A	1,365,568	218,054
*	PayPal Holdings Inc.	2,091,707	175,892
	NVIDIA Corp.	881,767	117,716
*	Square Inc.	1,391,978	78,076
*	ServiceNow Inc.	366,220	65,205
*	FleetCor Technologies Inc.	330,114	61,309
	CDW Corp.	715,228	57,969
*	Autodesk Inc.	377,327	48,528
*	Advanced Micro Devices Inc.	2,403,006	44,359
	Broadcom Inc.	172,268	43,804
	Accenture plc Class A	294,522	41,531
*	Tableau Software Inc. Class A	342,495	41,099
	Global Payments Inc.	390,924	40,316
*	Red Hat Inc.	225,915	39,680
	SS&C Technologies Holdings Inc.	855,609	38,597
*	Shopify Inc. Class A	254,126	35,184
	Microchip Technology Inc.	488,022	35,099
	Intuit Inc.	155,470	30,604
*	Trade Desk Inc. Class A	208,036	24,145
	Texas Instruments Inc.	244,248	23,081
*	Atlassian Corp. plc Class A	258,592	23,010
*	New Relic Inc.	273,809	22,170
*	Cadence Design Systems Inc.	478,419	20,802
	KLA-Tencor Corp.	232,008	20,762
*	Gartner Inc.	161,444	20,639
	Citrix Systems Inc.	196,817	20,166
*	Fortinet Inc.	283,277	19,951
	Broadridge Financial Solutions Inc.	207,111	19,934
*	Zebra Technologies Corp.	120,370	19,167
*	Ellie Mae Inc.	302,315	18,994
*	Twilio Inc. Class A	200,864	17,937
	Booz Allen Hamilton Holding Corp. Class A	343,030	15,460

	Sabre Corp.	679,515	14,705
*,2	Adyen NV	26,506	14,320
*	Micron Technology Inc.	435,616	13,822
	VMware Inc. Class A	99,504	13,645
	Cypress Semiconductor Corp.	1,031,585	13,122
	Cognex Corp.	329,423	12,739
	International Business Machines Corp.	104,267	11,852
*	DocuSign Inc. Class A	257,233	10,310
*	ON Semiconductor Corp.	555,304	9,168
	NetApp Inc.	115,351	6,883
*	Dell Technologies Inc.	109,207	5,337
*	F5 Networks Inc.	21,626	3,504
*	Manhattan Associates Inc.	75,126	3,183
^	Ubiquiti Networks Inc.	31,898	3,171
*	GoDaddy Inc. Class A	43,136	2,831
	Versum Materials Inc.	89,571	2,483
*	Paycom Software Inc.	12,205	1,494

			4,189,529
Materials (0.7%)
	Sherwin-Williams Co.	57,768	22,729
	Martin Marietta Materials Inc.	116,132	19,960
	Linde plc	112,552	17,563
	Steel Dynamics Inc.	395,591	11,883
	CF Industries Holdings Inc.	268,609	11,687
	Freeport-McMoRan Inc.	1,016,181	10,477
*	Berry Global Group Inc.	36,501	1,735

			96,034
Other (1.0%)
^,3	Vanguard Growth ETF	974,900	130,958

Real Estate (1.1%)
	American Tower Corp.	341,826	54,073
	Simon Property Group Inc.	176,639	29,674
	Omega Healthcare Investors Inc.	482,475	16,959
*,^	Redfin Corp.	1,156,236	16,650
	Sun Communities Inc.	105,742	10,755
	CubeSmart	345,902	9,924
	UDR Inc.	156,587	6,204
	Life Storage Inc.	27,998	2,603

			146,842
Utilities (0.1%)
	NRG Energy Inc.	171,224	6,781
Total Common Stocks (Cost $10,836,642)			13,254,450

				Shares	Market Value ($000)
	Temporary Cash Investments (3.5%)[1]
	Money Market Fund (3.3%)
4,5	Vanguard Market Liquidity Fund, 2.530%			4,397,712	439,771
				Face Amount ($000)
	Repurchase Agreement (0.1%)
	Bank of America Securities, LLC 3.000%, 1/2/19 (Dated 12/31/18, Repurchase Value $14,902,000, collateralized by Government National Mortgage Assn. 3.500%, 2/20/48, with a value of $15,198,000)			14,900	14,900

	U.S. Government and Agency Obligations (0.1%)
[6]	United States Treasury Bill	2.423%-2.439%	4/11/19	8,500	8,444
[6]	United States Treasury Bill	2.479%-2.480%	5/9/19	3,500	3,471
[6]	United States Treasury Bill	2.497%	5/23/19	4,000	3,962
					15,877
	Total Temporary Cash Investments (Cost $470,517)				470,548
	Total Investments (101.6%) (Cost $11,307,159)				13,724,998
	Other Assets and Liabilities-Net (-1.6%)[5]				(216,616)
	Net Assets (100%)				13,508,382

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $173,687,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.3% and 2.3%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of this security represented 0.1% of net assets.

3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $177,913,000 of collateral received for securities on loan.
6	Securities with a value of $8,579,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)

	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	1,306	163,590	2,089

Morgan Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Morgan Growth Fund

counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	12,924,389	330,061	—
Temporary Cash Investments	439,771	30,777	—
Futures Contracts—Assets[1]	1,324	—	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	13,365,453	360,838	—

1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Net Realized Gain (Loss) ($000)	Change in Net Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Growth ETF	156,998	—	—	—	(26,040)	514	—	130,958
Vanguard Market Liquidity Fund	397,663	NA1	NA1	(29)	17	1,776	—	439,771
Total	554,661			(29)	(26,023)	2,290	—	570,729

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.